SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate	21.00%	21.00%
State income taxes at statutory rate	7.50%	7.50%
Temporary differences	0.38%	(0.82%)
Permanent differences	(0.98%)	(7.41%)
Change in valuation allowance	(27.90%)	(20.27%)
Totals	0.00%	0.00%